Federated U.S. Government Securities Fund: 1-3 Years

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
April 30, 2008

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:              Federated U.S. Government Securities Fund: 1-3 Years (the “Trust”)
Institutional Shares
Institutional Service Shares
Class Y Shares
1933 Act File No. 2-89028
1940 Act File No. 811-3947

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated April 30, 2008, that would have been filed under Rule 497(c), does not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 42 on April 28, 2008.

If you have any questions regarding this certification, please contact me at (412) 288-7262.

Very truly yours,

/s/ Travis E. Williams
Travis E. Williams
Assistant Secretary

slm